Changes in the Group - Other Transactions (Details) £ in Millions, $ in Millions		12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2022 GBP (£)	Nov. 30, 2022 GBP (£)	Sep. 26, 2022 GBP (£)	Dec. 31, 2021 CAD ($)	Mar. 11, 2021 GBP (£) director	Dec. 31, 2020 GBP (£)
Disclosure Of Business Combinations [Line Items]
Investments held at fair value	£ 50	£ 121
Charlotte's Web Holdings, Inc.
Disclosure Of Business Combinations [Line Items]
Investments held at fair value			£ 48
Investment term		7 years
Potential proportion ownership interest		19.90%
Organigram Inc.
Disclosure Of Business Combinations [Line Items]
Acquisition percentage		19.40%				19.90%
Fair value total						£ 129
Intangibles						49
Goodwill						£ 30
Purchase of interests in investments accounted for using equity method		£ 4
Organigram Inc. | Edibles Infusions Corporation
Disclosure Of Business Combinations [Line Items]
Fair value total | $					$ 22
Organigram Inc. | Laurentian Organic Inc
Disclosure Of Business Combinations [Line Items]
Fair value total | $					$ 36
Sanity Group GmbH
Disclosure Of Business Combinations [Line Items]
Acquisition percentage				16.00%
Fair value total				£ 32
Intangibles				4
Goodwill				£ 28
Steady State LLC
Disclosure Of Business Combinations [Line Items]
Fair value total		£ 4
Canada | Organigram Inc.
Disclosure Of Business Combinations [Line Items]
Acquisition percentage						19.90%
Number of directors entitled to be appointed in the acquiree | director						2
Ownership interest in associates	18.80%
Uzbekistan | Samfruit
Disclosure Of Business Combinations [Line Items]
Acquisition percentage	4.00%	2.80%			4.00%		28.40%
Fair value total	£ 1	£ 1					£ 5
Ownership interest in associates		45.40%